State Street Bank and Trust Company
Legal Administration
Mail code: CPH3
4 Copley Place, 5th Floor
Boston, MA 02116

November 3, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Service

Re:	SA Funds – Investment Trust (the “Registrant”)
File No. 333-70423

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Registrant do not differ from that contained in Post-Effective Amendment No. 36 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically with the Securities and Exchange Commission on October 28, 2014, with an effective date of October 29, 2014.

Please call me at (617) 662-1504 if you have any questions with respect to this certification.

Sincerely,

/s/ Brian Link

Brian Link
Vice President and Managing Counsel

cc:	Christopher D. Stanley, Esq., Chief Legal Officer, SA Funds – Investment Trust Jennifer R. Gonzalez, Esq., K&L Gates LLP